Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income (loss) for the period	$ (2,427,973)	$ 1,638,306	$ (6,032,537)	$ (4,840,661)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	644,722		644,722	31,043
Depreciation	31,611	33,000	97,668	98,565
Loss (gain) on marketable equity securities	(3,613)	34,378	(5,783)	134,943
Loss on disposition of property, plant and equipment	30,476		30,476
Income tax	(134,994)	(4,347,907)	(845,184)	(4,347,907)
Changes in non-cash working capital:
Decrease in income tax receivable			3,204,812
Net decrease (increase) in prepaid expense and other	271,068	422,510	(51,059)	493,273
Net increase (decrease) in payables and accrued expenses	(362,555)	(782,734)	(30,908)	1,286,772
Net cash used in operating activities	(1,951,258)	(3,002,447)	(2,987,793)	(7,143,972)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(46,753)	(6,525)	(46,753)	(10,010)
Proceeds from sale of property, plant and equipment	98,649		98,649
Net cash provided by (used in) investing activities	51,896	(6,525)	51,896	(10,010)
Cash Flows from Financing Activities:
Return of capital				(75,540,237)
Net cash used in financing activities				(75,540,237)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,899,362)	(3,008,972)	(2,935,897)	(82,694,219)
Cash and cash equivalents - beginning of period	60,785,602	67,961,106	61,822,137	147,646,353
Cash and cash equivalents - end of period	$ 58,886,240	$ 64,952,134	$ 58,886,240	$ 64,952,134